UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10067

Investment Company Act File Number

Eaton Vance Variable Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance VT Floating-Rate Income Fund

Eaton Vance VT Large-Cap Value Fund

Eaton Vance

VT Floating-Rate Income Fund

March 31, 2017

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 91.1%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 1.9%
BE Aerospace, Inc.
Term Loan, 4.03%, Maturing December 16, 2021	$704	$706,601
IAP Worldwide Services, Inc.
Revolving Loan, 1.38%, Maturing July 18, 2018(2)	133	131,055
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)	178	142,681
Silver II US Holdings, LLC
Term Loan, 4.15%, Maturing December 13, 2019	3,134	2,963,235
TransDigm, Inc.
Term Loan, 4.12%, Maturing February 28, 2020	3,149	3,152,674
Term Loan, 4.14%, Maturing June 4, 2021	1,167	1,166,149
Term Loan, 3.98%, Maturing June 9, 2023	2,227	2,219,783
Wesco Aircraft Hardware Corp.
Term Loan, 3.79%, Maturing October 4, 2021	1,633	1,626,320

		$12,108,498

Automotive — 2.8%
American Axle and Manufacturing, Inc.
Term Loan, Maturing April 6, 2024(4)	$2,300	$2,306,709
CS Intermediate Holdco 2, LLC
Term Loan, 3.90%, Maturing October 26, 2023	1,663	1,682,067
Dayco Products, LLC
Term Loan, 5.30%, Maturing December 12, 2019	606	612,312
FCA US, LLC
Term Loan, 3.39%, Maturing December 31, 2018	1,308	1,314,033
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	3,459	3,452,889
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 2.86%, Maturing April 30, 2019	1,325	1,337,587
Horizon Global Corporation
Term Loan, 7.00%, Maturing June 30, 2021	232	234,983
Lumileds Holding B.V.
Term Loan, Maturing February 27, 2024(4)	825	835,312
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021	1,473	1,478,017
Sage Automotive Holdings, Inc.
Term Loan, 6.00%, Maturing October 27, 2022	499	501,244
TI Group Automotive Systems, LLC
Term Loan, 3.73%, Maturing June 30, 2022	1,736	1,748,155
Tower Automotive Holdings USA, LLC
Term Loan, 3.63%, Maturing March 7, 2024	2,145	2,143,611
Visteon Corporation
Term Loan, 3.35%, Maturing March 25, 2024	379	381,299

		$18,028,218

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Beverage and Tobacco — 0.2%
Flavors Holdings, Inc.
Term Loan, 6.90%, Maturing April 3, 2020	$503	$437,719
Term Loan - Second Lien, 11.15%, Maturing October 3, 2021(3)	1,000	625,000

		$1,062,719

Brokerage/Securities Dealers/Investment Houses — 0.5%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing November 23, 2020	$550	$555,631
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021	1,563	1,488,556
Salient Partners L.P.
Term Loan, 9.52%, Maturing May 19, 2021	456	437,400
Virtus Investment Partners, Inc.
Term Loan, Maturing February 28, 2024(4)	375	380,625

		$2,862,212

Building and Development — 2.4%
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.73%, Maturing October 31, 2023	$1,750	$1,759,844
Auction.com, LLC
Term Loan, 6.00%, Maturing May 12, 2019	637	643,370
CPG International, Inc.
Term Loan, 4.90%, Maturing September 30, 2020	1,377	1,387,096
DTZ U.S. Borrower, LLC
Term Loan, 4.30%, Maturing November 4, 2021	3,310	3,335,143
Henry Company, LLC
Term Loan, 5.50%, Maturing October 5, 2023	224	227,664
Ply Gem Industries, Inc.
Term Loan, 4.15%, Maturing February 1, 2021	1,499	1,507,646
Quikrete Holdings, Inc.
Term Loan, 4.23%, Maturing November 15, 2023	1,795	1,816,448
RE/MAX International, Inc.
Term Loan, 3.90%, Maturing December 15, 2023	1,954	1,962,120
Realogy Corporation
Term Loan, 3.23%, Maturing July 20, 2022	2,147	2,165,643
Summit Materials Companies I, LLC
Term Loan, 3.73%, Maturing July 17, 2022	368	372,467
WireCo WorldGroup, Inc.
Term Loan, 6.50%, Maturing September 30, 2023	373	377,167

		$15,554,608

Business Equipment and Services — 8.5%
Acosta Holdco, Inc.
Term Loan, 4.29%, Maturing September 26, 2021	$2,080	$1,956,592
AlixPartners, LLP
Term Loan, 4.00%, Maturing July 28, 2022	1,368	1,378,569
Term Loan, Maturing April 29, 2024(4)	1,425	1,433,906
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	973	938,823
Camelot UK Holdco Limited
Term Loan, 4.75%, Maturing October 3, 2023	796	799,582

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Cast and Crew Payroll, LLC
Term Loan, 4.65%, Maturing August 12, 2022	274	276,027
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	2,165	2,170,393
Change Healthcare Holdings, Inc.
Term Loan, 3.75%, Maturing March 1, 2024	5,800	5,816,919
Corporate Capital Trust, Inc.
Term Loan, 4.44%, Maturing May 20, 2019	606	608,129
CPM Holdings, Inc.
Term Loan, 5.25%, Maturing April 11, 2022	172	175,099
Crossmark Holdings, Inc.
Term Loan, 4.65%, Maturing December 20, 2019	1,246	953,338
Education Management, LLC
Term Loan, 5.51%, Maturing July 2, 2020(3)	196	139,361
Term Loan, 8.51%, Maturing July 2, 2020(3)	373	0
EIG Investors Corp.
Term Loan, 6.53%, Maturing November 9, 2019	2,581	2,601,776
Term Loan, 6.04%, Maturing February 9, 2023	2,965	2,989,299
Extreme Reach, Inc.
Term Loan, 7.28%, Maturing February 7, 2020	775	784,892
First Data Corporation
Term Loan, 2.98%, Maturing June 2, 2020	3,950	3,967,988
Term Loan, 3.98%, Maturing July 10, 2022	1,493	1,506,512
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020	69	69,289
Term Loan, 4.00%, Maturing November 6, 2020	2,583	2,594,516
Global Payments, Inc.
Term Loan, 3.48%, Maturing April 22, 2023	232	234,430
IG Investment Holdings, LLC
Term Loan, 6.15%, Maturing October 29, 2021	1,189	1,200,344
Information Resources, Inc.
Term Loan, 5.25%, Maturing January 18, 2024	1,600	1,622,250
ION Trading Finance Limited
Term Loan, 4.15%, Maturing August 11, 2023	1,724	1,723,468
J.D. Power and Associates
Term Loan, 5.25%, Maturing September 7, 2023	473	476,170
KAR Auction Services, Inc.
Term Loan, 4.19%, Maturing March 11, 2021	1,314	1,324,479
Kronos Incorporated
Term Loan, 5.03%, Maturing November 1, 2023	5,062	5,097,116
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019	291	282,633
Monitronics International, Inc.
Term Loan, 6.65%, Maturing September 30, 2022	1,264	1,279,820
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020	824	827,513
Prime Security Services Borrower, LLC
Term Loan, 4.25%, Maturing May 2, 2022	1,145	1,157,116
ServiceMaster Company
Term Loan, 3.48%, Maturing November 8, 2023	3,591	3,616,794
Spin Holdco, Inc.
Term Loan, 4.29%, Maturing November 14, 2019	1,834	1,837,192
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.29%, Maturing September 2, 2021	837	844,180

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Vantiv, LLC
Term Loan, 3.41%, Maturing October 14, 2023	327	330,454
Vestcom Parent Holdings, Inc.
Term Loan, 5.25%, Maturing December 19, 2023	873	880,450
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022	588	588,780

		$54,484,199

Cable and Satellite Television — 3.0%
Altice US Finance I Corporation
Term Loan, 3.98%, Maturing January 15, 2025	$823	$826,024
Charter Communications Operating, LLC
Term Loan, 3.23%, Maturing January 15, 2024	1,262	1,270,052
CSC Holdings, LLC
Term Loan, 3.94%, Maturing October 11, 2024	1,624	1,623,541
MCC Iowa, LLC
Term Loan, 3.70%, Maturing June 30, 2021	559	564,343
Mediacom Illinois, LLC
Term Loan, 3.20%, Maturing February 15, 2024	318	319,408
Numericable U.S., LLC
Term Loan, 5.29%, Maturing January 15, 2024	546	549,355
Radiate Holdco, LLC
Term Loan, 3.98%, Maturing February 1, 2024	500	503,170
Telenet International Finance S.a.r.l.
Term Loan, 3.91%, Maturing January 31, 2025	2,350	2,363,769
UPC Financing Partnership
Term Loan, 3.66%, Maturing April 15, 2025	1,900	1,908,312
Virgin Media Bristol, LLC
Term Loan, 3.66%, Maturing January 31, 2025	6,725	6,750,219
Ziggo Secured Finance Partnership
Term Loan, 3.41%, Maturing April 15, 2025	2,525	2,527,704

		$19,205,897

Chemicals and Plastics — 3.9%
A. Schulman, Inc.
Term Loan, 4.06%, Maturing June 1, 2022	$868	$870,385
Alpha 3 B.V.
Term Loan, 4.15%, Maturing January 31, 2024	400	402,500
Aruba Investments, Inc.
Term Loan, 4.65%, Maturing February 2, 2022	206	206,477
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.65%, Maturing February 1, 2023	1,943	1,962,454
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021	360	363,335
Ferro Corporation
Term Loan, 3.54%, Maturing February 14, 2024	300	302,437
Flint Group GmbH
Term Loan, 4.00%, Maturing September 7, 2021	249	249,899
Flint Group US, LLC
Term Loan, 4.00%, Maturing September 7, 2021	1,506	1,511,682
GCP Applied Technologies, Inc.
Term Loan, 4.40%, Maturing February 3, 2022	347	350,615

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Gemini HDPE, LLC
Term Loan, 4.04%, Maturing August 7, 2021	804	813,947
Huntsman International, LLC
Term Loan, 3.73%, Maturing October 1, 2021	572	577,843
Term Loan, 3.98%, Maturing April 1, 2023	1,318	1,333,207
Ineos US Finance, LLC
Term Loan, 3.73%, Maturing March 31, 2022	690	694,598
Term Loan, 3.73%, Maturing April 1, 2024	474	476,478
Kraton Polymers, LLC
Term Loan, 5.00%, Maturing January 6, 2022	1,647	1,664,854
Kronos Worldwide, Inc.
Term Loan, 4.15%, Maturing February 18, 2020	194	194,404
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020	203	205,445
Term Loan, 5.00%, Maturing June 7, 2023	2,808	2,835,608
Minerals Technologies, Inc.
Term Loan, 3.29%, Maturing February 14, 2024	1,156	1,172,316
Orion Engineered Carbons GmbH
Term Loan, 4.15%, Maturing July 25, 2021	346	348,916
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020	339	331,288
PolyOne Corporation
Term Loan, 3.13%, Maturing November 12, 2022	321	324,149
PQ Corporation
Term Loan, 5.29%, Maturing November 4, 2022	794	803,368
Solenis International L.P.
Term Loan, 4.30%, Maturing July 31, 2021	217	218,435
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020	45	45,154
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020	255	255,870
Tata Chemicals North America, Inc.
Term Loan, 3.94%, Maturing August 7, 2020	585	585,514
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021	1,376	1,391,405
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.65%, Maturing March 19, 2020	1,970	1,984,397
Univar, Inc.
Term Loan, 3.73%, Maturing July 1, 2022	1,995	1,999,675
Versum Materials, Inc.
Term Loan, 3.65%, Maturing September 29, 2023	423	428,425
Zep, Inc.
Term Loan, 5.00%, Maturing June 26, 2022	221	224,378

		$25,129,458

Clothing/Textiles — 0.2%
Ascena Retail Group, Inc.
Term Loan, 5.50%, Maturing August 21, 2022	$1,440	$1,305,063

		$1,305,063

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Conglomerates — 0.2%
Spectrum Brands, Inc.
Term Loan, 3.40%, Maturing June 23, 2022	$966	$974,081

		$974,081

Containers and Glass Products — 2.2%
Berry Plastics Group, Inc.
Term Loan, 3.50%, Maturing October 1, 2022	$1,536	$1,549,334
BWAY Holding Company
Term Loan, Maturing April 3, 2024(4)	725	724,547
Flex Acquisition Company, Inc.
Term Loan, 4.25%, Maturing December 29, 2023	2,375	2,395,040
Libbey Glass, Inc.
Term Loan, 3.85%, Maturing April 9, 2021	252	253,491
Pelican Products, Inc.
Term Loan, 5.40%, Maturing April 10, 2020	1,585	1,586,061
Reynolds Group Holdings, Inc.
Term Loan, 3.98%, Maturing February 5, 2023	5,058	5,085,254
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.00%, Maturing March 13, 2022	2,255	2,270,805

		$13,864,532

Cosmetics/Toiletries — 0.5%
Coty, Inc.
Term Loan, 3.31%, Maturing October 27, 2022	$545	$547,917
Galleria Co.
Term Loan, 3.81%, Maturing September 29, 2023	1,100	1,108,938
KIK Custom Products, Inc.
Term Loan, 5.65%, Maturing August 26, 2022	693	701,270
Prestige Brands, Inc.
Term Loan, 3.73%, Maturing January 26, 2024	630	635,928

		$2,994,053

Drugs — 4.1%
Albany Molecular Research, Inc.
Term Loan, 6.01%, Maturing July 16, 2021	$1,854	$1,872,485
Alkermes, Inc.
Term Loan, 3.58%, Maturing September 25, 2021	191	193,393
AMAG Pharmaceuticals, Inc.
Term Loan, 4.75%, Maturing August 13, 2021	624	625,936
Amneal Pharmaceuticals, LLC
Term Loan, 4.65%, Maturing November 1, 2019	2,929	2,937,926
Arbor Pharmaceuticals, Inc.
Term Loan, 6.15%, Maturing July 5, 2023	1,062	1,081,467
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021	1,264	1,267,749
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 4.00%, Maturing September 26, 2022	2,870	2,874,483
Horizon Pharma, Inc.
Term Loan, 4.75%, Maturing March 15, 2024	623	627,421
Jaguar Holding Company II
Term Loan, 4.33%, Maturing August 18, 2022	4,939	4,961,270

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Mallinckrodt International Finance S.A.
Term Loan, 3.90%, Maturing September 24, 2024	3,077	3,080,659
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.57%, Maturing April 1, 2022	6,863	6,889,555

		$26,412,344

Ecological Services and Equipment — 0.6%
Advanced Disposal Services, Inc.
Term Loan, 3.70%, Maturing November 10, 2023	$2,449	$2,469,929
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	607	615,129
GFL Environmental, Inc.
Term Loan, 3.90%, Maturing September 29, 2023	572	574,628

		$3,659,686

Electronics/Electrical — 8.4%
Answers Corporation
Term Loan, 0.00%, Maturing October 3, 2021(5)	$788	$374,300
Aptean, Inc.
Term Loan, 6.00%, Maturing December 20, 2022	1,575	1,596,165
Avast Software B.V.
Term Loan, 4.40%, Maturing September 30, 2023	1,284	1,283,750
Campaign Monitor Finance Pty. Limited
Term Loan, 6.40%, Maturing March 18, 2021	450	439,108
CommScope, Inc.
Term Loan, 3.48%, Maturing December 29, 2022	504	508,053
Cypress Semiconductor Corporation
Term Loan, 4.58%, Maturing July 5, 2021	707	714,607
Electrical Components International, Inc.
Term Loan, 5.90%, Maturing May 28, 2021	2,145	2,162,566
Electro Rent Corporation
Term Loan, 6.00%, Maturing January 19, 2024	898	908,224
Entegris, Inc.
Term Loan, 3.23%, Maturing April 30, 2021	148	148,664
Excelitas Technologies Corp.
Term Loan, 6.15%, Maturing October 31, 2020	501	501,408
Eze Castle Software, Inc.
Term Loan, 4.15%, Maturing April 6, 2020	1,314	1,319,219
Go Daddy Operating Company, LLC
Term Loan, 0.00%, Maturing February 15, 2024(2)	2,282	2,287,417
Term Loan, 3.41%, Maturing February 15, 2024	1,718	1,721,582
Hyland Software, Inc.
Term Loan, 4.23%, Maturing July 1, 2022	2,703	2,730,940
Infoblox, Inc.
Term Loan, 6.00%, Maturing November 1, 2023	1,550	1,569,375
Infor (US), Inc.
Term Loan, 3.90%, Maturing February 1, 2022	5,602	5,606,278
Informatica Corporation
Term Loan, 4.65%, Maturing August 5, 2022	2,480	2,470,916
Lattice Semiconductor Corporation
Term Loan, 5.26%, Maturing March 10, 2021	355	355,115
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 3.86%, Maturing May 7, 2021	515	523,215

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
MA FinanceCo., LLC
Term Loan, 4.79%, Maturing November 20, 2019	660	665,539
Term Loan, 4.79%, Maturing November 19, 2021	1,480	1,494,099
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	1,706	1,715,052
MH Sub I, LLC
Term Loan, 0.00%, Maturing July 8, 2021(2)	168	169,088
Term Loan, 4.75%, Maturing July 8, 2021	307	309,200
Term Loan, 4.75%, Maturing July 8, 2021	756	763,309
Microsemi Corporation
Term Loan, 3.23%, Maturing January 15, 2023	332	333,814
MTS Systems Corporation
Term Loan, 5.08%, Maturing July 5, 2023	871	879,854
Renaissance Learning, Inc.
Term Loan, 4.90%, Maturing April 9, 2021	461	462,694
Rocket Software, Inc.
Term Loan, 5.40%, Maturing October 14, 2023	821	830,623
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	138	133,935
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	2,918	2,690,417
Southwire Company
Term Loan, 3.38%, Maturing February 10, 2021	241	243,208
SS&C Technologies, Inc.
Term Loan, 3.23%, Maturing July 8, 2022	91	91,184
Term Loan, 3.23%, Maturing July 8, 2022	1,059	1,066,672
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	1,231	1,231,963
Sutherland Global Services, Inc.
Term Loan, 6.15%, Maturing April 23, 2021	593	575,377
Synchronoss Technologies, Inc.
Term Loan, 4.08%, Maturing January 19, 2024	575	573,994
Syncsort Incorporated
Term Loan, 6.40%, Maturing December 9, 2022	524	525,161
Uber Technologies
Term Loan, 5.00%, Maturing July 13, 2023	2,910	2,912,194
VeriFone, Inc.
Term Loan, 3.74%, Maturing July 8, 2021	1,945	1,947,431
Veritas US, Inc.
Term Loan, 6.77%, Maturing January 27, 2023	866	862,370
VF Holding Corp.
Term Loan, 4.25%, Maturing June 30, 2023	2,542	2,559,502
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing August 26, 2023	1,272	1,277,775
Western Digital Corporation
Term Loan, 3.73%, Maturing April 29, 2023	805	811,347
Zebra Technologies Corporation
Term Loan, 3.60%, Maturing October 27, 2021	1,477	1,491,169

		$53,837,873

Equipment Leasing — 0.8%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, 3.23%, Maturing September 20, 2020	$200	$202,446
Term Loan, 3.73%, Maturing March 20, 2022	4,975	5,050,317

		$5,252,763

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Financial Intermediaries — 3.0%
Americold Realty Operating Partnership L.P.
Term Loan, 4.75%, Maturing December 1, 2022	$290	$294,841
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	1,325	1,328,755
Citco Funding, LLC
Term Loan, 3.98%, Maturing June 29, 2018	996	999,311
Term Loan, 3.98%, Maturing March 31, 2022	300	300,000
Clipper Acquisitions Corp.
Term Loan, 3.31%, Maturing February 6, 2020	263	264,554
Coinstar, LLC
Term Loan, 5.25%, Maturing September 27, 2023	299	301,718
Donnelley Financial Solutions, Inc.
Term Loan, 5.00%, Maturing September 30, 2023	300	303,060
Freedom Mortgage Corporation
Term Loan, 6.86%, Maturing February 26, 2022	375	381,094
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	1,222	1,225,053
Guggenheim Partners, LLC
Term Loan, 3.73%, Maturing July 21, 2023	2,304	2,321,810
Harbourvest Partners, LLC
Term Loan, 3.38%, Maturing February 4, 2021	944	948,363
LPL Holdings, Inc.
Term Loan, Maturing March 10, 2024(4)	1,000	1,006,042
MIP Delaware, LLC
Term Loan, 4.15%, Maturing March 9, 2020	222	222,560
NXT Capital, Inc.
Term Loan, 5.50%, Maturing November 22, 2022	1,821	1,839,336
Ocwen Financial Corporation
Term Loan, 6.00%, Maturing December 5, 2020	272	275,014
Quality Care Properties, Inc.
Term Loan, 6.25%, Maturing October 31, 2022	3,042	3,109,879
Sesac Holdco II, LLC
Term Loan, 4.26%, Maturing February 23, 2024	400	401,125
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	1,272	1,284,773
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 18, 2020	3,006	2,599,593

		$19,406,881

Food Products — 2.2%
AdvancePierre Foods, Inc.
Term Loan, 4.00%, Maturing June 2, 2023	$1,017	$1,029,447
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019	828	831,243
Del Monte Foods, Inc.
Term Loan, 4.31%, Maturing February 18, 2021	1,221	1,015,362
Dole Food Company, Inc.
Term Loan, 4.58%, Maturing November 1, 2018	661	663,711

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
High Liner Foods Incorporated
Term Loan, 4.27%, Maturing April 24, 2021	491	491,812
HLF Financing S.a.r.l.
Term Loan, 6.48%, Maturing February 13, 2023	1,125	1,123,360
JBS USA, LLC
Term Loan, 3.29%, Maturing October 30, 2022	4,525	4,541,498
Nature’s Bounty Co. (The)
Term Loan, 4.65%, Maturing May 5, 2023	2,954	2,971,509
Oak Tea, Inc.
Term Loan, 3.50%, Maturing July 2, 2022	963	969,848
Pinnacle Foods Finance, LLC
Term Loan, 2.81%, Maturing February 2, 2024	574	576,891

		$14,214,681

Food Service — 2.3%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.31%, Maturing February 16, 2024	$6,542	$6,564,114
Focus Brands, Inc.
Term Loan, 5.00%, Maturing October 3, 2023	250	251,746
Landry’s, Inc.
Term Loan, 4.04%, Maturing October 4, 2023	1,753	1,770,529
Manitowoc Foodservice, Inc.
Term Loan, 4.00%, Maturing March 3, 2023	571	577,579
NPC International, Inc.
Term Loan, 4.75%, Maturing December 28, 2018	1,276	1,286,864
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.90%, Maturing May 14, 2020	144	145,428
TKC Holdings, Inc.
Term Loan, 4.75%, Maturing February 1, 2023	750	757,617
Weight Watchers International, Inc.
Term Loan, 4.20%, Maturing April 2, 2020	3,168	2,966,322
Yum! Brands, Inc.
Term Loan, 2.98%, Maturing June 16, 2023	647	650,711

		$14,970,910

Food/Drug Retailers — 1.8%
Albertsons, LLC
Term Loan, 3.98%, Maturing August 22, 2021	$2,960	$2,977,759
Term Loan, 4.30%, Maturing June 22, 2023	3,490	3,514,729
General Nutrition Centers, Inc.
Term Loan, 3.49%, Maturing March 4, 2019	2,531	2,161,021
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	250	251,344
Term Loan - Second Lien, 4.88%, Maturing June 21, 2021	1,000	1,004,167
Supervalu, Inc.
Term Loan, 5.50%, Maturing March 21, 2019	1,913	1,930,972

		$11,839,992

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 5.75%, Maturing November 3, 2023	$721	$727,687

		$727,687

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Health Care — 9.2%
Acadia Healthcare Company, Inc.
Term Loan, 3.98%, Maturing February 11, 2022	$171	$172,452
ADMI Corp.
Term Loan, 4.80%, Maturing April 30, 2022	1,112	1,125,592
Akorn, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	537	544,093
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022	2,400	2,405,355
Alliance Healthcare Services, Inc.
Term Loan, 4.31%, Maturing June 3, 2019	619	616,962
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.65%, Maturing August 4, 2021	320	321,125
Auris Luxembourg III S.a.r.l.
Term Loan, 4.15%, Maturing January 17, 2022	2,524	2,551,479
BioClinica, Inc.
Term Loan, 5.25%, Maturing October 20, 2023	474	479,143
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	2,431	2,443,012
CeramTec Acquisition Corporation
Term Loan, 4.30%, Maturing August 30, 2020	88	88,875
CHG Healthcare Services, Inc.
Term Loan, 4.75%, Maturing June 7, 2023	1,461	1,477,205
Community Health Systems, Inc.
Term Loan, 3.80%, Maturing December 31, 2019	1,967	1,958,377
Term Loan, 4.05%, Maturing January 27, 2021	1,957	1,931,184
Concentra, Inc.
Term Loan, 4.06%, Maturing June 1, 2022	1,271	1,280,215
Convatec, Inc.
Term Loan, 3.48%, Maturing October 31, 2023	400	404,000
CPI Holdco, LLC
Term Loan, 5.15%, Maturing March 15, 2024	500	504,375
DaVita HealthCare Partners, Inc.
Term Loan, 3.73%, Maturing June 24, 2021	2,042	2,068,683
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	2,401	2,332,561
Envision Healthcare Corporation
Term Loan, 4.15%, Maturing December 1, 2023	5,761	5,825,369
Faenza Acquisition GmbH
Term Loan, 4.30%, Maturing August 30, 2020	231	232,492
Term Loan, 4.30%, Maturing August 30, 2020	757	761,648
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.90%, Maturing October 28, 2023	423	425,624
Global Healthcare Exchange, LLC
Term Loan, 5.25%, Maturing August 15, 2022	665	674,895
Greatbatch Ltd.
Term Loan, 4.50%, Maturing October 27, 2022	1,510	1,513,958
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.19%, Maturing January 31, 2025	2,475	2,484,066
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	776	776,183
Indivior Finance S.a.r.l.
Term Loan, 7.04%, Maturing December 19, 2019	591	595,055

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
inVentiv Health, Inc.
Term Loan, 4.80%, Maturing November 9, 2023	2,096	2,106,293
Kindred Healthcare, Inc.
Term Loan, 4.56%, Maturing April 9, 2021	2,953	2,957,140
Kinetic Concepts, Inc.
Term Loan, Maturing February 2, 2024(4)	1,950	1,951,016
KUEHG Corp.
Term Loan, 5.40%, Maturing August 12, 2022	1,286	1,296,766
Medical Depot Holdings, Inc.
Term Loan, 6.50%, Maturing January 3, 2023	522	506,380
MMM Holdings, Inc.
Term Loan, 10.25%, Maturing June 30, 2019	205	201,081
MPH Acquisition Holdings, LLC
Term Loan, 4.90%, Maturing June 7, 2023	1,982	2,009,081
MSO of Puerto Rico, Inc.
Term Loan, 10.25%, Maturing December 12, 2017	149	146,184
National Mentor Holdings, Inc.
Term Loan, 4.40%, Maturing January 31, 2021	340	340,844
New Millennium Holdco, Inc.
Term Loan, 7.50%, Maturing December 21, 2020	104	53,885
Onex Carestream Finance L.P.
Term Loan, 5.15%, Maturing June 7, 2019	1,187	1,148,370
Opal Acquisition, Inc.
Term Loan, 5.09%, Maturing November 27, 2020	1,393	1,307,266
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	2,398	2,383,378
Press Ganey Holdings, Inc.
Term Loan, 4.25%, Maturing October 21, 2023	524	525,815
Quintiles IMS Incorporated
Term Loan, 3.05%, Maturing March 1, 2024	362	364,457
RadNet, Inc.
Term Loan, 4.28%, Maturing June 30, 2023	1,365	1,376,091
Select Medical Corporation
Term Loan, 4.50%, Maturing March 6, 2024	1,225	1,238,016
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.40%, Maturing May 15, 2022	443	444,912
Team Health Holdings, Inc.
Term Loan, 3.75%, Maturing February 6, 2024	1,475	1,471,128
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021	1,478	1,478,002

		$59,300,083

Home Furnishings — 0.6%
Serta Simmons Bedding, LLC
Term Loan, 4.54%, Maturing November 8, 2023	$4,100	$4,124,161

		$4,124,161

Industrial Equipment — 4.7%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020	$2,710	$2,693,020
Delachaux S.A.
Term Loan, 4.65%, Maturing October 28, 2021	290	289,060

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021	2,378	2,407,858
EWT Holdings III Corp.
Term Loan, 4.90%, Maturing January 15, 2021	4,018	4,048,350
Filtration Group Corporation
Term Loan, 4.30%, Maturing November 21, 2020	1,980	1,999,404
Gardner Denver, Inc.
Term Loan, 4.56%, Maturing July 30, 2020	3,049	3,046,252
Gates Global, LLC
Term Loan, 4.40%, Maturing July 6, 2021	3,897	3,909,047
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021	2,446	2,462,489
Milacron, LLC
Term Loan, 3.98%, Maturing September 28, 2023	2,045	2,057,655
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019	1,087	1,038,028
Rexnord, LLC
Term Loan, 3.84%, Maturing August 21, 2023	4,145	4,165,491
Signode Industrial Group US, Inc.
Term Loan, 4.06%, Maturing May 1, 2021	588	592,974
STS Operating, Inc.
Term Loan, 4.77%, Maturing February 12, 2021	191	188,603
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022	705	705,892
Unifrax Corporation
Term Loan, Maturing March 29, 2024(4)	400	399,000

		$30,003,123

Insurance — 2.7%
Alliant Holdings I, Inc.
Term Loan, 4.39%, Maturing August 12, 2022	$1,502	$1,514,169
AmWINS Group, Inc.
Term Loan, 4.32%, Maturing January 25, 2024	1,571	1,577,117
AssuredPartners, Inc.
Term Loan, 5.25%, Maturing October 21, 2022	1,588	1,603,108
Asurion, LLC
Term Loan, 4.23%, Maturing July 8, 2020	336	338,626
Term Loan, 4.25%, Maturing August 4, 2022	3,253	3,274,836
Term Loan, 4.75%, Maturing November 3, 2023	1,250	1,262,043
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	1,400	1,416,625
Cunningham Lindsey U.S., Inc.
Term Loan, 5.03%, Maturing December 10, 2019	941	841,768
Hub International Limited
Term Loan, 4.03%, Maturing October 2, 2020	3,318	3,336,255
NFP Corp.
Term Loan, 4.65%, Maturing January 8, 2024	299	302,654
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	2,101	2,106,497

		$17,573,698

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Leisure Goods/Activities/Movies — 2.9%
AMC Entertainment, Inc.
Term Loan, 3.66%, Maturing December 15, 2022	$1,358	$1,371,391
Term Loan, 3.73%, Maturing December 15, 2023	375	378,562
Ancestry.com Operations, Inc.
Term Loan, 4.25%, Maturing October 19, 2023	1,485	1,500,469
Bombardier Recreational Products, Inc.
Term Loan, 4.04%, Maturing June 30, 2023	2,935	2,954,819
Bright Horizons Family Solutions, Inc.
Term Loan, 3.73%, Maturing November 7, 2023	374	378,458
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.15%, Maturing July 8, 2022	1,268	1,280,399
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing December 15, 2022	1,760	1,773,312
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.57%, Maturing February 1, 2024	500	500,402
Emerald Expositions Holding, Inc.
Term Loan, 4.90%, Maturing June 17, 2020	707	713,248
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing October 31, 2023	167	168,613
Match Group, Inc.
Term Loan, 4.10%, Maturing November 16, 2022	317	327,496
National CineMedia, LLC
Term Loan, 3.74%, Maturing November 26, 2019	250	251,758
Nord Anglia Education Finance, LLC
Term Loan, 4.55%, Maturing March 31, 2021	1,801	1,820,542
Sabre GLBL, Inc.
Term Loan, 3.73%, Maturing February 22, 2024	519	523,374
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.25%, Maturing May 14, 2020	1,450	1,443,082
SRAM, LLC
Term Loan, 4.54%, Maturing March 15, 2024	1,278	1,284,636
UFC Holdings, LLC
Term Loan, 4.25%, Maturing August 18, 2023	1,418	1,427,877
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing November 1, 2023	776	779,877

		$18,878,315

Lodging and Casinos — 3.6%
Amaya Holdings B.V.
Term Loan, 4.65%, Maturing August 1, 2021	$3,548	$3,560,803
Boyd Gaming Corporation
Term Loan, Maturing September 15, 2023(4)	750	754,219
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(5)	741	861,342
CityCenter Holdings, LLC
Term Loan, 3.73%, Maturing October 16, 2020	402	406,865
Eldorado Resorts, LLC
Term Loan, Maturing March 13, 2024(4)	925	928,469
ESH Hospitality, Inc.
Term Loan, 3.48%, Maturing August 30, 2023	3,883	3,905,901
Four Seasons Holdings, Inc.
Term Loan, 4.15%, Maturing November 30, 2023	648	656,537
Gateway Casinos & Entertainment Limited
Term Loan, 4.80%, Maturing February 22, 2023	300	303,563

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Golden Nugget, Inc.
Term Loan, 4.50%, Maturing November 21, 2019	359	364,638
Term Loan, 4.54%, Maturing November 21, 2019	838	850,822
Hilton Worldwide Finance, LLC
Term Loan, 2.98%, Maturing October 25, 2023	3,309	3,340,863
La Quinta Intermediate Holdings, LLC
Term Loan, 3.77%, Maturing April 14, 2021	1,990	2,005,394
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.48%, Maturing April 25, 2023	1,262	1,270,455
Playa Resorts Holding B.V.
Term Loan, 4.04%, Maturing August 9, 2019	2,148	2,155,741
RHP Hotel Properties L.P.
Term Loan, 3.74%, Maturing January 15, 2021	413	417,618
Tropicana Entertainment, Inc.
Term Loan, 4.00%, Maturing November 27, 2020	1,293	1,304,738

		$23,087,968

Nonferrous Metals/Minerals — 0.8%
Alpha Natural Resources, LLC
Term Loan, 11.04%, Maturing July 25, 2019(3)	$300	$308,754
Dynacast International, LLC
Term Loan, 4.40%, Maturing January 28, 2022	866	860,561
Fairmount Santrol, Inc.
Term Loan, 4.65%, Maturing September 5, 2019	2,174	2,136,536
Global Brass & Copper, Inc.
Term Loan, 5.25%, Maturing July 18, 2023	547	555,117
Murray Energy Corporation
Term Loan, 8.40%, Maturing April 16, 2020	1,254	1,217,178
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)	14	0
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(5)	242	39,535
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	269	269,321

		$5,387,002

Oil and Gas — 2.3%
Ameriforge Group, Inc.
Term Loan, 0.00%, Maturing December 19, 2019(5)	$2,143	$1,609,701
Bronco Midstream Funding, LLC
Term Loan, 5.06%, Maturing August 15, 2020	841	845,495
CITGO Holding, Inc.
Term Loan, 9.65%, Maturing May 12, 2018	544	552,649
CITGO Petroleum Corporation
Term Loan, 4.65%, Maturing July 29, 2021	1,261	1,271,766
Crestwood Holdings, LLC
Term Loan, 9.00%, Maturing June 19, 2019	840	839,267
Energy Transfer Equity L.P.
Term Loan, 3.54%, Maturing February 2, 2024	1,281	1,279,217
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	636	614,293
Term Loan, 8.00%, Maturing August 31, 2020	125	118,229
Term Loan, 8.38%, Maturing September 30, 2020	165	143,729
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	260	189,650

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Floatel International Ltd.
Term Loan, 6.15%, Maturing June 27, 2020	233	193,991
MEG Energy Corp.
Term Loan, 4.54%, Maturing December 31, 2023	3,588	3,595,211
Paragon Offshore Finance Company
Term Loan, 5.75%, Maturing July 18, 2021	642	252,337
Seadrill Partners Finco, LLC
Term Loan, 4.15%, Maturing February 21, 2021	2,297	1,567,515
Sheridan Investment Partners II L.P.
Term Loan, 4.56%, Maturing December 16, 2020	22	18,447
Term Loan, 4.56%, Maturing December 16, 2020	59	49,464
Term Loan, 4.56%, Maturing December 16, 2020	426	355,582
Sheridan Production Partners I, LLC
Term Loan, 4.60%, Maturing October 1, 2019	43	37,677
Term Loan, 4.60%, Maturing October 1, 2019	71	61,685
Term Loan, 4.60%, Maturing October 1, 2019	534	465,516
Southcross Energy Partners L.P.
Term Loan, 5.40%, Maturing August 4, 2021	485	431,334
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	41	37,159

		$14,529,914

Publishing — 1.1%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020	$239	$123,566
Ascend Learning, LLC
Term Loan, 5.52%, Maturing July 31, 2019	1,468	1,476,817
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	3,216	2,824,446
LSC Communications, Inc.
Term Loan, 7.00%, Maturing September 30, 2022	688	697,812
Merrill Communications, LLC
Term Loan, 6.29%, Maturing June 1, 2022	369	370,024
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021	788	796,179
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.50%, Maturing August 14, 2020	848	849,557

		$7,138,401

Radio and Television — 2.9%
ALM Media Holdings, Inc.
Term Loan, 5.65%, Maturing July 31, 2020	$305	$289,453
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	317	285,821
CBS Radio, Inc.
Term Loan, 4.50%, Maturing October 17, 2023	835	844,404
Term Loan, Maturing March 2, 2024(4)	350	352,698
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	2,609	1,957,413
Entercom Radio, LLC
Term Loan, 4.56%, Maturing November 1, 2023	668	672,509
Entravision Communications Corporation
Term Loan, 3.65%, Maturing May 31, 2020	1,849	1,848,542

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Gray Television, Inc.
Term Loan, 3.33%, Maturing February 7, 2024	150	150,934
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022	366	366,250
iHeartCommunications, Inc.
Term Loan, 7.73%, Maturing January 30, 2019	453	390,981
Term Loan, 8.48%, Maturing July 30, 2019	146	124,896
Mission Broadcasting, Inc.
Term Loan, 3.94%, Maturing January 17, 2024	207	208,069
Nexstar Broadcasting, Inc.
Term Loan, 3.94%, Maturing January 17, 2024	2,132	2,146,159
Raycom TV Broadcasting, LLC
Term Loan, 3.98%, Maturing August 4, 2021	426	425,055
Sinclair Television Group, Inc.
Term Loan, 3.24%, Maturing January 3, 2024	2,219	2,230,304
Townsquare Media, Inc.
Term Loan, 4.00%, Maturing April 1, 2022	2,095	2,106,846
Univision Communications, Inc.
Term Loan, 3.75%, Maturing March 15, 2024	4,166	4,141,714

		$18,542,048

Retailers (Except Food and Drug) — 3.8%
Bass Pro Group, LLC
Term Loan, 4.10%, Maturing June 5, 2020	$1,472	$1,451,393
Term Loan, 6.15%, Maturing December 16, 2023	900	869,250
BJ’s Wholesale Club, Inc.
Term Loan, 4.75%, Maturing February 3, 2024	700	686,000
CDW, LLC
Term Loan, 3.15%, Maturing August 17, 2023	2,120	2,133,302
Coinamatic Canada, Inc.
Term Loan, 4.25%, Maturing May 14, 2022	103	103,113
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019	1,589	1,302,850
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019	951	845,777
Harbor Freight Tools USA, Inc.
Term Loan, 4.23%, Maturing August 19, 2023	1,541	1,542,534
J. Crew Group, Inc.
Term Loan, 4.08%, Maturing March 5, 2021	1,946	1,193,730
Men’s Wearhouse, Inc. (The)
Term Loan, 4.53%, Maturing June 18, 2021	557	535,268
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 30, 2023	1,877	1,873,216
Neiman Marcus Group Ltd., LLC
Term Loan, 4.25%, Maturing October 25, 2020	1,647	1,329,314
Party City Holdings, Inc.
Term Loan, 3.87%, Maturing August 19, 2022	2,546	2,543,261
PetSmart, Inc.
Term Loan, 4.02%, Maturing March 11, 2022	2,715	2,603,772
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021	1,116	1,097,373
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	340	330,164

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Pilot Travel Centers, LLC
Term Loan, 2.98%, Maturing May 25, 2023	1,041	1,049,251
Rent-A-Center, Inc.
Term Loan, 3.79%, Maturing March 19, 2021	78	76,945
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019	2,124	2,049,351
Vivid Seats Ltd.
Term Loan, 6.75%, Maturing October 7, 2022	625	628,906

		$24,244,770

Steel — 0.7%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 3.75%, Maturing June 30, 2019	$906	$912,437
Neenah Foundry Company
Term Loan, 7.75%, Maturing April 26, 2019	573	570,622
Zekelman Industries, Inc.
Term Loan, 4.91%, Maturing June 14, 2021	3,130	3,176,767

		$4,659,826

Surface Transport — 0.4%
Hertz Corporation (The)
Term Loan, 3.74%, Maturing June 30, 2023	$695	$696,867
Kenan Advantage Group, Inc.
Term Loan, 4.00%, Maturing July 31, 2022	116	115,707
Term Loan, 4.00%, Maturing July 31, 2022	380	380,486
PODS, LLC
Term Loan, 4.25%, Maturing February 2, 2022	249	251,128
Stena International S.a.r.l.
Term Loan, 4.15%, Maturing March 3, 2021	994	925,274

		$2,369,462

Telecommunications — 3.6%
Ciena Corporation
Term Loan, 3.48%, Maturing January 28, 2022	$1,982	$1,997,123
Colorado Buyer, Inc.
Term Loan, Maturing March 28, 2024(4)	600	604,647
Consolidated Communications, Inc.
Term Loan, 4.00%, Maturing October 4, 2023	274	275,609
Term Loan, Maturing October 5, 2023(4)	475	477,909
Global Eagle Entertainment, Inc.
Term Loan, 7.32%, Maturing January 6, 2023	850	802,188
Intelsat Jackson Holdings S.A.
Term Loan, 3.89%, Maturing June 30, 2019	5,000	4,931,250
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	1,127	1,053,745
Level 3 Financing, Inc.
Term Loan, 3.23%, Maturing February 22, 2024	1,925	1,929,331
Onvoy, LLC
Term Loan, 5.65%, Maturing February 10, 2024	525	525,984
Sprint Communications, Inc.
Term Loan, 3.50%, Maturing February 2, 2024	5,500	5,508,019

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	639	590,833
Term Loan, 4.04%, Maturing April 23, 2019	843	779,900
Telesat Canada
Term Loan, 4.15%, Maturing November 17, 2023	3,358	3,390,049

		$22,866,587

Utilities — 2.2%
Calpine Construction Finance Company L.P.
Term Loan, 3.48%, Maturing January 31, 2022	$579	$579,009
Calpine Corporation
Term Loan, 2.74%, Maturing November 30, 2017	436	437,318
Term Loan, 2.74%, Maturing December 26, 2019	300	300,536
Term Loan, 3.90%, Maturing January 15, 2024	4,950	4,976,881
Dayton Power & Light Company (The)
Term Loan, 4.24%, Maturing August 24, 2022	374	376,631
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.30%, Maturing June 30, 2017	1,125	1,125,937
Granite Acquisition, Inc.
Term Loan, 5.15%, Maturing December 19, 2021	78	78,781
Term Loan, 5.15%, Maturing December 19, 2021	1,732	1,750,204
Helix Gen Funding, LLC
Term Loan, Maturing February 23, 2024(4)	700	710,719
Invenergy Thermal Operating I, LLC
Term Loan, 6.65%, Maturing October 19, 2022	120	116,882
Lightstone Generation, LLC
Term Loan, 5.54%, Maturing January 30, 2024	65	65,723
Term Loan, 5.54%, Maturing January 30, 2024	1,057	1,065,326
Lonestar Generation, LLC
Term Loan, 5.30%, Maturing February 22, 2021	882	842,651
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	1,154	975,500
TPF II Power, LLC
Term Loan, 5.00%, Maturing October 2, 2023	909	916,804

		$14,318,902

Total Senior Floating-Rate Loans (identified cost $589,515,960)		$584,920,615

Corporate Bonds & Notes — 2.3%

Security	Principal Amount (000’s omitted)	Value
Chemicals and Plastics — 0.4%
Hexion, Inc.
6.625%, 4/15/20	$2,975	$2,744,437

		$2,744,437

Containers and Glass Products — 0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20	$1,925	$1,982,769
4.523%, 7/15/21(6)(7)	650	666,660

		$2,649,429

Security	Principal Amount (000’s omitted)	Value
Drugs — 0.3%
Valeant Pharmaceuticals International, Inc.
6.50%, 3/15/22(6)	$712	$734,250
7.00%, 3/15/24(6)	925	951,594

		$1,685,844

Electronics/Electrical — 0.2%
Western Digital Corp.
7.375%, 4/1/23(6)	$950	$1,043,812

		$1,043,812

Health Care — 0.3%
CHS/Community Health Systems, Inc.
6.25%, 3/31/23	$1,100	$1,126,125
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(6)	875	938,000

		$2,064,125

Industrial Equipment — 0.0%
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(5)(8)	$26	$0

		$0

Lodging and Casinos — 0.3%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(5)	$1,107	$1,286,351
9.00%, 2/15/20(5)	615	716,921

		$2,003,272

Radio and Television — 0.1%
iHeartCommunications, Inc.
9.00%, 12/15/19	$181	$154,529
Univision Communications, Inc.
6.75%, 9/15/22(6)	384	404,252

		$558,781

Retailers (Except Food and Drug) — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(6)	$800	$648,000

		$648,000

Telecommunications — 0.1%
Wind Acquisition Finance S.A.
6.50%, 4/30/20(6)	$250	$259,063

		$259,063

Security	Principal Amount (000’s omitted)	Value
Utilities — 0.1%
Calpine Corp.
5.25%, 6/1/26(6)	$700	$714,000

		$714,000

Total Corporate Bonds & Notes (identified cost $14,082,845)		$14,370,763

Common Stocks — 0.9%

Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(8)(9)	24	$375,629

		$375,629

Automotive — 0.1%
Dayco Products, LLC(3)(8)(9)	15,250	$503,250

		$503,250

Business Equipment and Services — 0.0%(10)
Education Management Corp.(3)(8)(9)	2,351,823	$0
RCS Capital Corp.(3)(8)(9)	18,158	281,449

		$281,449

Health Care — 0.0%(10)
New Millennium Holdco, Inc.(8)(9)	13,578	$16,973

		$16,973

Lodging and Casinos — 0.3%
Tropicana Entertainment, Inc.(8)(9)	71,982	$2,303,424

		$2,303,424

Oil and Gas — 0.1%
Samson Resources II, LLC, Class A(8)(9)	33,971	$560,521
Southcross Holdings Group, LLC(3)(8)(9)	44	0
Southcross Holdings L.P., Class A(8)(9)	44	19,250

		$579,771

Publishing — 0.3%
ION Media Networks, Inc.(3)(8)	399	$154,517
MediaNews Group, Inc.(3)(8)(9)	45,600	1,636,588
Nelson Education, Ltd.(3)(8)(9)	38,210	0

		$1,791,105

Total Common Stocks (identified cost $2,894,237)		$5,851,601

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Business Equipment and Services — 0.0%
Education Management Corp., Series A-1,7.50%(3)(8)(9)	2,617	$0

Total Convertible Preferred Stocks (identified cost $184,700)		$0

Total Investments — 94.3% (identified cost $606,677,742)		$605,142,979

Less Unfunded Loan Commitments — (0.4)%		$(2,569,215)

Net Investments — 93.9% (identified cost $604,108,527)		$602,573,764

Other Assets, Less Liabilities — 6.1%		$39,319,868

Net Assets — 100.0%		$641,893,632

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	This Senior Loan will settle after March 31, 2017, at which time the interest rate will be determined.

(5)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2017, the aggregate value of these securities is $6,359,631 or 1.0% of the Fund’s net assets.

(7)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2017.

(8)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(9)	Non-income producing security.

(10)	Amount is less than 0.05%.

Abbreviations:

DIP	-	Debtor in Possession

PIK	-	Payment In Kind

The Fund did not have any open financial instruments at March 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$604,604,120

Gross unrealized appreciation	$7,769,012
Gross unrealized depreciation	(9,799,368)

Net unrealized depreciation	$(2,030,356)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$581,096,069	$1,255,331	$582,351,400
Corporate Bonds & Notes	—	14,370,763	0	14,370,763
Common Stocks	2,303,424	596,744	2,951,433	5,851,601
Convertible Preferred Stocks	—	—	0	0
Total Investments	$2,303,424	$596,063,576	$4,206,764	$602,573,764

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2017 is not presented. At March 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

VT Large-Cap Value Fund

March 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.4%

Security	Shares	Value
Aerospace & Defense — 1.3%
United Technologies Corp.	464	$52,065

		$52,065

Air Freight & Logistics — 2.2%
C.H. Robinson Worldwide, Inc.	1,144	$88,420

		$88,420

Auto Components — 1.4%
Goodyear Tire & Rubber Co. (The)	1,538	$55,368

		$55,368

Banks — 12.1%
Great Western Bancorp, Inc.	664	$28,160
JPMorgan Chase & Co.	2,080	182,707
KeyCorp	3,269	58,123
U.S. Bancorp	1,015	52,273
Wells Fargo & Co.	2,994	166,646

		$487,909

Capital Markets — 4.4%
Charles Schwab Corp. (The)	563	$22,976
Credit Suisse Group AG	2,683	39,919
E*TRADE Financial Corp.(1)	915	31,924
Goldman Sachs Group, Inc. (The)	205	47,093
Lazard, Ltd., Class A	829	38,126

		$180,038

Chemicals — 0.4%
PPG Industries, Inc.	143	$15,026

		$15,026

Containers & Packaging — 0.6%
International Paper Co.	510	$25,898

		$25,898

Diversified Telecommunication Services — 1.8%
Verizon Communications, Inc.	1,509	$73,564

		$73,564

Electric Utilities — 4.2%
NextEra Energy, Inc.	752	$96,534
PG&E Corp.	1,101	73,063

		$169,597

Electrical Equipment — 1.2%
Hubbell, Inc.	388	$46,579

		$46,579

1

Security	Shares	Value
Energy Equipment & Services — 2.8%
Halliburton Co.	691	$34,004
Oceaneering International, Inc.	918	24,860
Schlumberger, Ltd.	710	55,451

		$114,315

Equity Real Estate Investment Trusts (REITs) — 5.4%
Equity Residential	784	$48,781
Federal Realty Investment Trust	328	43,788
Public Storage	222	48,598
Simon Property Group, Inc.	447	76,897

		$218,064

Food Products — 3.0%
General Mills, Inc.	396	$23,368
Kellogg Co.	391	28,390
McCormick & Co., Inc.	303	29,558
Mondelez International, Inc., Class A	944	40,668

		$121,984

Health Care Equipment & Supplies — 2.3%
Boston Scientific Corp.(1)	793	$19,722
Zimmer Biomet Holdings, Inc.	591	72,167

		$91,889

Health Care Providers & Services — 1.0%
Aetna, Inc.	330	$42,091

		$42,091

Household Durables — 1.1%
Whirlpool Corp.	255	$43,689

		$43,689

Household Products — 2.2%
Colgate-Palmolive Co.	664	$48,598
Procter & Gamble Co. (The)	428	38,456

		$87,054

Industrial Conglomerates — 3.8%
General Electric Co.	5,101	$152,010

		$152,010

Insurance — 5.6%
Alleghany Corp.(1)	54	$33,191
American Financial Group, Inc.	408	38,931
Chubb, Ltd.	787	107,229
WR Berkley Corp.	679	47,958

		$227,309

Internet Software & Services — 4.0%
Alphabet, Inc., Class C(1)	94	$77,979
eBay, Inc.(1)	2,484	83,388

		$161,367

IT Services — 1.3%
Visa, Inc., Class A	608	$54,033

		$54,033

Leisure Products — 0.4%
Polaris Industries, Inc.	186	$15,587

		$15,587

2

Security	Shares	Value
Life Sciences Tools & Services — 0.9%
Thermo Fisher Scientific, Inc.	225	$34,560

		$34,560

Machinery — 1.4%
Caterpillar, Inc.	632	$58,624

		$58,624

Multi-Utilities — 2.2%
Sempra Energy	798	$88,179

		$88,179

Oil, Gas & Consumable Fuels — 9.6%
Anadarko Petroleum Corp.	463	$28,706
Chevron Corp.	961	103,183
ConocoPhillips	1,520	75,802
EOG Resources, Inc.	441	43,020
Exxon Mobil Corp.	279	22,881
Occidental Petroleum Corp.	673	42,641
Phillips 66	415	32,876
Pioneer Natural Resources Co.	219	40,784

		$389,893

Personal Products — 1.2%
Estee Lauder Cos., Inc. (The), Class A	596	$50,535

		$50,535

Pharmaceuticals — 9.5%
Allergan PLC	239	$57,102
Eli Lilly & Co.	568	47,775
Johnson & Johnson	1,226	152,698
Pfizer, Inc.	2,601	88,980
Zoetis, Inc.	739	39,440

		$385,995

Road & Rail — 1.8%
CSX Corp.	1,590	$74,014

		$74,014

Semiconductors & Semiconductor Equipment — 2.8%
Intel Corp.	2,528	$91,185
NXP Semiconductors NV(1)	228	23,598

		$114,783

Specialty Retail — 1.7%
Home Depot, Inc. (The)	466	$68,423

		$68,423

Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	456	$65,509

		$65,509

Tobacco — 2.2%
Altria Group, Inc.	674	$48,137
Philip Morris International, Inc.	354	39,967

		$88,104

Total Common Stocks (identified cost $3,342,306)		$3,942,475

3

Exchange-Traded Funds — 4.1%

Security	Shares	Value
Equity Funds — 4.1%
iShares Russell 1000 Value ETF	1,453	$167,008

Total Exchange-Traded Funds (identified cost $167,763)		$167,008

Total Investments — 101.5% (identified cost $3,510,069)		$4,109,483

Other Assets, Less Liabilities — (1.5)%		$(61,802)

Net Assets — 100.0%		$4,047,681

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

The Fund did not have any open financial instruments at March 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,560,362

Gross unrealized appreciation	$576,533
Gross unrealized depreciation	(27,412)

Net unrealized appreciation	$549,121

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At March 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$183,067	$—		$—	$183,067
Consumer Staples	347,677	—		—	347,677
Energy	504,208	—		—	504,208
Financials	855,337	39,919		—	895,256
Health Care	554,535	—		—	554,535
Industrials	471,712	—		—	471,712
Information Technology	395,692	—		—	395,692
Materials	40,924	—		—	40,924
Real Estate	218,064	—		—	218,064
Telecommunication Services	73,564	—		—	73,564
Utilities	257,776	—		—	257,776
Total Common Stocks	$3,902,556	$39,919	*	$—	$3,942,475
Exchange-Traded Funds	$167,008	$—		$—	$167,008
Total Investments	$4,069,564	$39,919		$—	$4,109,483

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At March 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

On December 13, 2016, the Fund’s Trustees approved a Plan of Liquidation and Termination for the Fund. Effective April 24, 2017, shares of the Fund were no longer available for purchase or exchange. All of the Fund’s outstanding shares were redeemed and the Fund was liquidated on April 28, 2017.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 23, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2017